S000057732 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Defensive Bond Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	4.52%	7.16%	(4.73%)	0.84%	4.75%	3.28%